FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on a Non-Recurring Basis, Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) product	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reclassified, held and used		$ 33,863		$ 31,199
Non-recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current assets held for sale		39		245
Level 3 | Non-recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current assets held for sale		39		$ 245
Held For Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets			$ 5
Held For Sale | Certain Products For Disposal, September 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	$ 8	$ 8
Held For Sale | Certain Products For Disposal, September 2019 | Restatement Adjustment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reclassified, held for sale					$ 39
Assets reclassified, held and used					$ 39
Diversified Products | Held For Sale | Certain Products For Disposal, September 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of products for disposal | product		1